Exhibit 99.1

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:	March 16, 2018
Closing Date:	April 18, 2018

		Dollars	Units	WAC	WARM
Original Pool Balance:		$980,222,708.55	55,346	3.59%	54.76
Original Adj. Pool Balance:		$924,082,694.76

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$202,000,000.00	20.608%	2.23000%		April 15, 2019
Class A-2-A Notes	Fixed	$200,000,000.00	20.404%	2.55000%		April 15, 2021
Class A-2-B Notes	Floating	$150,000,000.00	15.303%	LIBOR + 0.12%		April 15, 2021
Class A-3 Notes	Fixed	$230,000,000.00	23.464%	2.79000%		July 15, 2022
Class A-4 Notes	Fixed	$74,600,000.00	7.611%	2.94000%		June 17, 2024
Class B Notes	Fixed	$16,600,000.00	1.693%	3.14000%		June 17, 2024
Class C Notes	Fixed	$27,750,000.00	2.831%	3.29000%		December 16, 2024
Total Securities		$900,950,000.00	91.913%

Overcollateralization		$23,132,694.76	2.360%
YSOA		$56,140,013.79	5.727%
Total Original Pool Balance		$980,222,708.55	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$65,954,781.43	0.3297739	$54,540,923.10	0.2727046	$11,413,858.33
Class A-2-B Notes	$49,466,086.07	0.3297739	$40,905,692.33	0.2727046	$8,560,393.75
Class A-3 Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-4 Notes	$74,600,000.00	1.0000000	$74,600,000.00	1.0000000	$-
Class B Notes	$16,600,000.00	1.0000000	$16,600,000.00	1.0000000	$-
Class C Notes	$27,750,000.00	1.0000000	$27,750,000.00	1.0000000	$-
Total Securities	$464,370,867.50	0.5154236	$444,396,615.43	0.4932534	$19,974,252.07

Weighted Avg. Coupon (WAC)	3.44%		3.43%
Weighted Avg. Remaining Maturity (WARM)	39.20		38.35
Pool Receivables Balance	$522,335,735.92		$501,000,806.09
Remaining Number of Receivables	42,017		41,259

Adjusted Pool Balance	$495,789,679.13		$475,815,427.05

III.  COLLECTIONS

Principal:
Principal Collections	$20,767,285.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$386,091.06
Total Principal Collections	$21,153,376.36

Interest:
Interest Collections	$1,476,812.13
Late Fees & Other Charges	$48,011.49
Interest on Repurchase Principal	$-
Total Interest Collections	$1,524,823.62

Collection Account Interest	$31,950.44
Reserve Account Interest	$3,796.69
Servicer Advances	$-

Total Collections	$22,713,947.11

1 of 4

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

IV.  DISTRIBUTIONS

Total Collections	$22,713,947.11
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$22,713,947.11

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$435,279.78	$-	$435,279.78	435,279.78
Collection Account Interest					$31,950.44
Late Fees & Other Charges					$48,011.49
Total due to Servicer					$515,241.71

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$140,153.91		$140,153.91
Class A-2-B Notes		$85,572.89		$85,572.89
Class A-3 Notes		$534,750.00		$534,750.00
Class A-4 Notes		$182,770.00		$182,770.00

Total Class A interest:		$943,246.80		$943,246.80	943,246.80

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$43,436.67		$43,436.67	43,436.67

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$76,081.25		$76,081.25	76,081.25

Available Funds Remaining:					$21,135,940.68

7. Regular Principal Distribution Amount:					19,974,252.07

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$11,413,858.33
Class A-2-B Notes		$8,560,393.75
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$19,974,252.07	$19,974,252.07
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$19,974,252.07	$19,974,252.07

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,161,688.61

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,546,056.79
Beginning Period Amount	$26,546,056.79
Current Period Amortization	$1,360,677.76
Ending Period Required Amount	$25,185,379.04
Ending Period Amount	$25,185,379.04
Next Distribution Date Required Amount	$23,862,045.72

2 of 4

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,310,206.74
Beginning Period Amount	$2,310,206.74
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,310,206.74
Ending Period Amount	$2,310,206.74

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$31,418,811.62	$31,418,811.62	$31,418,811.62
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	6.34%	6.60%	6.60%

VIII.  DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.54%	40,655	98.25%	$492,223,713.82
30 - 60 Days	1.12%	463	1.33%	$6,659,839.94
61 - 90 Days	0.27%	112	0.35%	$1,734,770.37
91-120 Days	0.07%	29	0.08%	$382,481.96
121 + Days	0.00%	0	0.00%	$-
Total		41,259		$501,000,806.09

Delinquent Receivables 30+ Days Past Due
Current Period	1.46%	604	1.75%	$8,777,092.27
1st Preceding Collection Period	1.41%	591	1.64%	$8,576,882.45
2nd Preceding Collection Period	1.48%	633	1.67%	$9,121,829.83
3rd Preceding Collection Period	1.35%	590	1.50%	$8,552,658.58
Four-Month Average	1.43%		1.64%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.42%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		35		$502,814.81
Repossession Inventory		54		$403,004.00

Current Charge-Offs
Gross Principal of Charge-Offs				$567,644.53
Recoveries				$(386,091.06)
Net Loss				$181,553.47

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.42%

Average Pool Balance for Current Period				$511,668,271.01

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.43%
1st Preceding Collection Period				0.51%
2nd Preceding Collection Period				0.86%
3rd Preceding Collection Period				0.70%
Four-Month Average				0.62%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	49	984	$12,779,477.36
Recoveries	38	794	$(6,843,226.13)
Net Loss			$5,936,251.23
Cumulative Net Loss as a % of Initial Pool Balance			0.61%

Net Loss for Receivables that have experienced a Net Loss *	41	723	$5,956,056.89
Average Net Loss for Receivables that have experienced a Net Loss			$8,237.98

Principal Balance of Extensions			$1,733,901.10
Number of Extensions			108

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 4

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	September 2019
Distribution Date	10/15/19
Transaction Month	18
30/360 Days	30
Actual/360 Days	29

IX.  CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

4 of 4